Employee Benefit Plans (Fair Value of Plan Assets) (Details) (Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	$ 520.8		$ 529.1	$ 489.2
Percentage of fixed income securities consisting of investment-grade corporate bonds	75.00%		23.00%
Percentage of fixed income securities consisting of foreign bonds			10.00%
Percentage of fixed income securities consisting of government treasuries	21.00%		42.00%
Percentage of fixed income securities consisting of other various fixed income securities	4.00%		25.00%
Percentage of alternative investments consisting of multi-strategy funds	23.00%		14.00%
Percentage of alternative investments consisting of long-short equity funds	17.00%		29.00%
Percentage of alternative investments consisting of event-driven funds	15.00%		14.00%
Percentage of alternative investments consisting of relative value funds	15.00%		12.00%
Percentage of alternative investments consisting of credit funds	13.00%		8.00%
Percentage of alternative investments consisting of hedged and non-hedged funds	17.00%		23.00%
Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	374.9		373.1
Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.0		10.9
Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	140.9		145.1	144.3
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	199.3		208.6
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	199.3		208.6
Global Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	128.1		140.5
Global Equities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	128.1		140.5
Non-U.S. Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	4.5		5.3
Non-U.S. Equities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	4.5		5.3
U.K. Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	57.5		53.8
U.K. Equities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	57.5		53.8
U.S. Large Cap Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.1		5.3
U.S. Large Cap Equities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.1		5.3
U.S. Small Cap Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	4.1		3.7
U.S. Small Cap Equities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	4.1		3.7
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	175.6	[1]	164.5
Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	175.6	[1]	164.5
Aggregate Fixed Income [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	9.5		7.5
Aggregate Fixed Income [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	9.5		7.5
International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	166.1		157.0
International [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	166.1		157.0
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.0		10.9
Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.0		10.9
Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.0		10.9
Cash [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	5.0		10.9
Alternative Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	119.8	[2]	126.2
Alternative Investments [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	119.8	[2]	126.2	127.6
Miscellaneous Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	21.1		18.9
Miscellaneous Funds [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	$ 21.1		$ 18.9	$ 16.7

[1]	75% of "fixed income" securities are in investment-grade corporate bonds; 21% are in government treasuries; and 4% are in other various fixed income securities.
[2]	23% of "alternative investments" are in multi-strategy funds; 17% are in long-short equity funds; 15% are in event-driven funds; 15% are in relative value funds; 13% are in credit funds; and 17% are distributed in hedged and non-hedged funds.